Fair Value Measurements - Summary of Changes in Fair Value of Warrants (Details) - Warrant [Member] - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Level 3 [Member] | Common Share Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance		$ 86,963	$ 0
Additions		987,747	86,963
Recognized gain on change in fair value		939,454	0
Fair value of liability, ending balance	$ 2,014,164	2,014,164	86,963
Level 3 [Member] | Series A Three Preferred Share Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance		112,445	32,405
Recognized gain on change in fair value		841,826	80,040
Fair value of liability, ending balance	954,271	954,271	$ 112,445
ECP Environmental Growth Opportunities Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	23,747,676
Recognized gain on change in fair value	13,074,810
Fair value of liability, ending balance	10,672,866	10,672,866
Public Warrants [Member] | ECP Environmental Growth Opportunities Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	12,880,575
Recognized gain on change in fair value	6,800,390
Fair value of liability, ending balance	6,080,185	6,080,185
Private Placement Warrants [Member] | ECP Environmental Growth Opportunities Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	9,358,640
Recognized gain on change in fair value	4,940,959
Fair value of liability, ending balance	4,417,681	4,417,681
Forward Purchase Agreement [Member] | ECP Environmental Growth Opportunities Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	1,508,461
Recognized gain on change in fair value	1,333,461
Fair value of liability, ending balance	$ 175,000	$ 175,000